Lease liabilities (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Lease liabilities [abstract]
Summary of Maturity Analysis of Lease Liabilities
The Company has the following lease liabilities as of July 31, 2021.

Maturity analysis Undiscounted	Year 1 $	Year 2 $	Year 3 $	Year 4 $	Year 5 $	Thereafter $	Total $
Premises	2,113,752	2,827,686	2,712,935	2,393,353	2,271,673	10,176,525	22,495,924
Equipment	41,386	26,574	25,058	25,058	6,818	—	124,894

Total	2,155,138	2,854,260	2,737,993	2,418,411	2,278,491	10,176,525	22,620,818

Maturity analysis	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Undiscounted	$	$	$	$	$	$	$
Premises	769,865	650,087	549,908	565,742	462,851	1,410,237	4,408,690
Equipment	36,081	30,856	18,526	18,526	16,982	—	120,972

Total	805,946	680,943	568,434	584,268	479,833	1,410,237	4,529,662

Summary of Lease liabilities Discounted

Lease liabilities Discounted	Current $	Non-Current $	Total $
Premises	1,158,790	14,972,348	16,131,138
Equipment	31,296	72,060	103,356

Total	1,190,086	15,044,408	16,234,494

Lease liabilities	Current	Non-Current	Total
Discounted	$	$	$
Premises	565,296	2,949,707	3,515,003
Equipment	26,059	72,108	98,167

Total	591,355	3,021,815	3,613,170